INVENTORIES - Balances (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Work in process	R$ 93,964	R$ 96,140
Spare parts and other	843,469	678,983
Inventories	5,728,261	4,637,485
Pulp | Domestic (Brazil)
INVENTORIES
Finished goods	616,415	748,588
Pulp | Foreign
INVENTORIES
Finished goods	1,426,064	1,037,760
Paper | Domestic (Brazil)
INVENTORIES
Finished goods	358,973	315,068
Paper | Foreign
INVENTORIES
Finished goods	192,671	95,383
Wood
INVENTORIES
Raw materials	1,480,616	1,094,058
Operating supplies and packaging
INVENTORIES
Raw materials	R$ 716,089	R$ 571,505